Prepaid expenses and other current assets (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Subsidy receivables	$ 114,016	699,761	0
VAT recoverable	11,448	70,262	36,881
Advances to suppliers	97,763	600,009	233,835
Staff advances	605,797	3,718,016	9,506,022
Interest receivables	169,058	1,037,578	274,178
Rental deposits and prepayments	674,799	4,141,502	4,187,801
Others	1,229,048	7,543,171	5,559,649
Prepaid expenses and other current assets	$ 2,901,929	17,810,299	19,798,366